Schedule of Investments (unaudited) October 31, 2019	iShares® Edge MSCI Multifactor Intl ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 11.6%
AGL Energy Ltd.	443,861	$6,048,686
Bendigo & Adelaide Bank Ltd.	332,006	2,436,034
BHP Group PLC	325,400	6,883,609
BlueScope Steel Ltd.	359,601	3,302,469
Caltex Australia Ltd.	14,399	270,524
CIMIC Group Ltd.	66,375	1,509,516
Coca-Cola Amatil Ltd.	344,413	2,408,426
Cochlear Ltd.	39,227	5,716,963
Dexus	708,389	5,841,894
Flight Centre Travel Group Ltd.	37,695	1,106,061
Fortescue Metals Group Ltd.	939,600	5,767,777
GPT Group (The)	1,227,193	5,030,574
Harvey Norman Holdings Ltd.	339,600	956,927
Medibank Pvt Ltd.	1,872,112	4,359,496
Mirvac Group	2,475,581	5,474,821
QBE Insurance Group Ltd.	903,680	7,844,639
Rio Tinto Ltd.	253,927	15,898,822
Sonic Healthcare Ltd.	279,449	5,494,704
South32 Ltd.	2,478,050	4,353,494
Telstra Corp. Ltd.	2,826,406	6,795,912
Washington H Soul Pattinson & Co. Ltd.	73,679	1,102,532
Woolworths Group Ltd.	896,338	23,046,299

		121,650,179

Austria — 0.2%
Verbund AG	46,778	2,531,113

Belgium — 2.4%
Ageas	124,764	7,187,928
Colruyt SA	38,946	2,165,554
Groupe Bruxelles Lambert SA	55,502	5,571,637
Proximus SADP	103,414	3,176,243
UCB SA	85,960	6,929,830

		25,031,192

Canada — 12.2%
Atco Ltd./Canada, Class I, NVS	51,275	1,806,241
CAE Inc.	182,168	4,577,935
CGI Inc.(a)	167,615	13,056,205
CI Financial Corp.	161,629	2,357,384
Constellation Software Inc./Canada	13,746	13,604,602
Empire Co. Ltd., Class A, NVS	118,710	3,158,435
Gildan Activewear Inc.	139,506	3,571,634
H&R Real Estate Investment Trust	89,489	1,516,959
Husky Energy Inc.	236,989	1,658,842
iA Financial Corp. Inc.	74,454	3,593,120
IGM Financial Inc.	60,796	1,719,319
Intact Financial Corp.	94,740	9,795,843
Kirkland Lake Gold Ltd.	135,895	6,394,876
Loblaw Companies Ltd.	124,885	6,673,962
Magna International Inc.	215,722	11,623,565
Methanex Corp.	44,189	1,677,995
Metro Inc.	174,435	7,392,270
Power Corp. of Canada	202,807	4,703,129
Power Financial Corp.	179,137	4,197,831
RioCan REIT	95,503	1,920,451
SmartCentres Real Estate Investment Trust	48,044	1,163,861
Teck Resources Ltd., Class B	341,655	5,411,996
Thomson Reuters Corp.	136,996	9,225,485
Tourmaline Oil Corp.	175,333	1,507,409

Security	Shares	Value

Canada (continued)
West Fraser Timber Co. Ltd.	37,301	$1,728,330
WSP Global Inc.	71,843	4,491,998

		128,529,677

Denmark — 0.4%
H Lundbeck A/S	47,342	1,615,635
Tryg A/S	80,560	2,251,147

		3,866,782

Finland — 0.8%
Elisa OYJ	96,634	5,279,445
Orion OYJ, Class B	70,648	3,132,246

		8,411,691

France — 7.0%
Arkema SA	46,822	4,786,998
Atos SE	65,248	5,053,357
AXA SA	103,732	2,741,033
BioMerieux	28,401	2,324,138
Cie. Generale des Etablissements Michelin SCA	116,403	14,168,279
CNP Assurances	118,934	2,359,207
Eutelsat Communications SA	119,203	2,260,811
Faurecia SE	51,794	2,414,216
Ipsen SA	25,691	2,737,238
Peugeot SA	400,694	10,147,683
Renault SA	79,279	4,047,365
SCOR SE	110,844	4,671,995
Societe BIC SA	17,219	1,195,847
Societe Generale SA	272,141	7,726,983
Ubisoft Entertainment SA(a)	55,218	3,261,315
Worldline SA/France(a)(b)	56,036	3,404,029

		73,300,494

Germany — 2.3%
Covestro AG(b)	118,433	5,688,190
Deutsche Lufthansa AG, Registered	162,383	2,816,174
Hannover Rueck SE	41,279	7,313,207
HUGO BOSS AG	42,711	1,797,379
METRO AG	121,791	1,983,792
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	13,186	3,663,031
RTL Group SA	26,003	1,321,708

		24,583,481

Hong Kong — 6.8%
CK Asset Holdings Ltd.	15,000	104,686
Hang Lung Properties Ltd.	1,403,000	3,089,654
Hongkong Land Holdings Ltd.	792,800	4,360,400
Hysan Development Co. Ltd.	435,000	1,717,755
Kerry Properties Ltd.	442,500	1,434,030
Link REIT	1,441,500	15,715,857
New World Development Co. Ltd.	4,181,000	5,995,948
NWS Holdings Ltd.	1,096,000	1,633,296
Sino Land Co. Ltd.	2,130,000	3,190,502
Swire Pacific Ltd., Class A	351,500	3,350,096
Swire Properties Ltd.	808,400	2,547,620
Techtronic Industries Co. Ltd.	937,500	7,356,272
Vitasoy International Holdings Ltd.	538,000	2,189,699
WH Group Ltd.(b)	6,490,000	6,889,368
Wharf Holdings Ltd. (The)	839,000	1,907,572
Wharf Real Estate Investment Co. Ltd.	837,000	4,933,769
Wheelock & Co. Ltd.	574,000	3,555,597

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor Intl ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Yue Yuen Industrial Holdings Ltd.	501,000	$1,412,672

		71,384,793

Israel — 1.1%
Bank Leumi Le-Israel BM	1,020,319	7,430,400
Israel Discount Bank Ltd., Class A	789,481	3,607,340

		11,037,740

Italy — 1.8%
Fiat Chrysler Automobiles NV	741,364	11,519,893
Leonardo SpA	242,531	2,816,736
Moncler SpA	123,925	4,775,397

		19,112,026

Japan — 17.8%
AGC Inc./Japan	123,400	4,371,879
Alfresa Holdings Corp.	128,000	2,879,571
ANA Holdings Inc.	78,400	2,699,272
Astellas Pharma Inc.	1,280,200	22,008,711
Brother Industries Ltd.	154,300	2,933,134
Chiba Bank Ltd. (The)	389,900	2,145,974
Credit Saison Co. Ltd.	109,900	1,604,201
Daicel Corp.	180,500	1,629,601
Electric Power Development Co. Ltd.	101,200	2,465,758
Fujitsu Ltd.	134,100	11,934,472
Hitachi Ltd.	659,000	24,804,320
ITOCHU Corp.	918,800	19,301,557
Japan Airlines Co. Ltd.	78,800	2,459,379
JTEKT Corp.	139,400	1,797,545
Kamigumi Co. Ltd.	76,100	1,727,482
Kaneka Corp.	34,400	1,156,690
Konica Minolta Inc.	308,900	2,283,068
Kurita Water Industries Ltd.	70,100	2,036,113
Kyushu Railway Co.	109,000	3,609,639
Marubeni Corp.	1,063,600	7,534,387
Medipal Holdings Corp.	118,500	2,720,660
Mitsubishi Tanabe Pharma Corp.	155,200	1,869,205
Mitsubishi UFJ Lease & Finance Co. Ltd.	283,700	1,755,657
NEC Corp.	172,600	6,865,362
NH Foods Ltd.	58,700	2,467,892
Nippon Electric Glass Co. Ltd.	55,148	1,254,419
Obayashi Corp.	442,100	4,580,288
Shimamura Co. Ltd.	15,700	1,337,561
Shinsei Bank Ltd.	107,700	1,695,624
Stanley Electric Co. Ltd.	89,100	2,497,322
Sumitomo Dainippon Pharma Co. Ltd.	110,700	1,947,656
Sumitomo Heavy Industries Ltd.	76,600	2,405,596
Sumitomo Rubber Industries Ltd.	119,100	1,589,763
Suzuken Co. Ltd./Aichi Japan	49,800	2,671,847
Toho Gas Co. Ltd.	50,200	1,961,935
Tohoku Electric Power Co. Inc.	291,200	3,000,757
Tokyo Electric Power Co. Holdings Inc.(a)	1,034,600	4,804,303
Tokyo Gas Co. Ltd.	262,000	6,412,765
Toppan Printing Co. Ltd.	167,400	3,114,023
Tosoh Corp.	175,800	2,436,043
Toyo Suisan Kaisha Ltd.	62,300	2,627,890
Toyoda Gosei Co. Ltd.	45,300	1,071,059
Yamazaki Baking Co. Ltd.	83,100	1,419,015
Yokogawa Electric Corp.	155,500	2,872,517

		186,761,912

Netherlands — 5.7%
Aegon NV	1,210,607	5,234,981

Security	Shares	Value

Netherlands (continued)
AerCap Holdings NV(a)	90,684	$5,248,790
Koninklijke Ahold Delhaize NV	805,465	20,061,636
Koninklijke Vopak NV	47,613	2,612,947
NN Group NV	209,182	7,974,390
Randstad NV	80,836	4,476,770
Wolters Kluwer NV	191,298	14,090,102

		59,699,616

New Zealand — 0.3%
Spark New Zealand Ltd.	1,257,410	3,612,568

Singapore — 1.2%
ComfortDelGro Corp. Ltd.	1,532,600	2,590,088
Golden Agri-Resources Ltd.(c)	4,522,300	681,194
Singapore Airlines Ltd.	402,700	2,784,384
Singapore Exchange Ltd.	460,700	3,026,311
Venture Corp. Ltd.	193,100	2,246,058
Yangzijiang Shipbuilding Holdings Ltd.	1,635,600	1,147,726

		12,475,761

Spain — 2.3%
Mapfre SA	757,015	2,111,411
Red Electrica Corp. SA	305,074	6,143,425
Repsol SA	991,803	16,265,632

		24,520,468

Sweden — 1.2%
Boliden AB	186,374	5,022,888
ICA Gruppen AB	61,014	2,704,190
Industrivarden AB, Class C	115,966	2,514,485
L E Lundbergforetagen AB, Class B	52,871	1,994,262

		12,235,825

Switzerland — 9.1%
Adecco Group AG, Registered	107,803	6,388,973
Baloise Holding AG, Registered	33,358	6,159,440
Coca-Cola HBC AG	128,034	3,893,384
Nestle SA, Registered	3,229	344,645
Pargesa Holding SA, Bearer	27,027	2,133,674
Roche Holding AG, NVS	125,420	37,724,506
SGS SA, Registered	3,653	9,506,870
Sonova Holding AG, Registered	37,782	8,653,389
Swiss Life Holding AG, Registered	23,356	11,673,858
Swisscom AG, Registered	17,632	9,005,856

		95,484,595

United Kingdom — 14.5%
3i Group PLC	661,245	9,651,738
Admiral Group PLC	127,430	3,334,163
Anglo American PLC	717,503	18,398,132
Barratt Developments PLC	688,014	5,619,508
Berkeley Group Holdings PLC	83,876	4,776,646
British Land Co. PLC (The)	614,826	4,937,397
Burberry Group PLC	279,299	7,387,275
Carnival PLC	111,435	4,458,565
Direct Line Insurance Group PLC	940,523	3,311,555
easyJet PLC	106,787	1,710,697
Evraz PLC	341,613	1,623,196
Halma PLC	76,076	1,844,316
Hargreaves Lansdown PLC	193,709	4,441,683
Investec PLC	472,824	2,677,385
J Sainsbury PLC	1,192,859	3,141,142
Johnson Matthey PLC	38,009	1,509,937
Kingfisher PLC	1,426,840	3,825,595

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor Intl ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Marks & Spencer Group PLC	1,094,112	$2,569,641
Meggitt PLC	541,238	4,373,058
Mondi PLC	250,970	5,187,961
Pearson PLC	527,129	4,653,317
Persimmon PLC	215,600	6,352,516
Rio Tinto PLC	422,265	21,932,921
Smith & Nephew PLC	595,190	12,727,148
Smiths Group PLC	166,175	3,469,514
Taylor Wimpey PLC	2,225,982	4,767,093
Wm Morrison Supermarkets PLC	1,583,667	4,074,961

		152,757,060

Total Common Stocks — 98.7% (Cost: $1,064,219,955)		1,036,986,973

Preferred Stocks

Germany — 0.7%
Porsche Automobil Holding SE, Preference Shares, NVS	104,151	7,668,944

Total Preferred Stocks — 0.7% (Cost: $8,144,855)		7,668,944

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(d)(e)(f)	27,986	28,000

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(d)(e)	289,000	$289,000

		317,000

Total Short-Term Investments — 0.0% (Cost: $317,000)		317,000

Total Investments in Securities — 99.4% (Cost: $1,072,681,810)		1,044,972,917

Other Assets, Less Liabilities — 0.6%		5,842,899

Net Assets — 100.0%		$1,050,815,816

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,241,970	(2,213,984)	27,986	$28,000	$4,909	(a)	$692	$(448)
BlackRock Cash Funds: Treasury, SL Agency Shares	860,000	(571,000)	289,000	289,000	1,691		—	—

				$317,000	$6,600		$692	$(448)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	10	12/19/19	$1,143	$(2,081)
Euro STOXX 50 Index	48	12/20/19	1,933	50,506
FTSE 100 Index	17	12/20/19	1,594	(20,069)
TOPIX Index	8	12/12/19	1,235	72,891

				$101,247

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor Intl ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,036,986,973	$—	$—	$1,036,986,973
Preferred Stocks	7,668,944	—	—	7,668,944
Money Market Funds	317,000	—	—	317,000

	$1,044,972,917	$—	$—	$1,044,972,917

Derivative financial instruments(a)
Assets
Futures Contracts	$123,397	$—	$—	$123,397
Liabilities
Futures Contracts	(22,150)	—	—	(22,150)

	$101,247	$—	$—	$101,247

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4